Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
5. Derivatives and Hedging Activities
Risk Management Objective of Using Derivatives
The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company may enter into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s investments and borrowings.
Cash Flow Hedges of Interest Rate Risk
The Company has entered into two three-year interest rate caps as part of its risk management strategy, of which the first one matured in the three months ended March 31, 2019. The interest rate caps, designated as cash flow hedges of interest rate risk, provide for the payment to the Company of variable amounts if interest rates rise above the strike rate on the contract in exchange for an upfront premium. Therefore, these derivatives limit the Company’s exposure if the interest rate rises, but also allow the Company to benefit when the interest rate falls.
In December 2015, the Company entered into a three-year interest rate cap with a $500.0 million notional value outstanding. This interest rate cap was effective beginning on February 29, 2016 and matured on February 27, 2019. The fair value of this interest rate contract included in other assets on the consolidated balance sheet as of December 31, 2018 and 2019 was $0.5 million and $0.0 million, respectively. The Company recognized interest expense of $1.9 million and $0.4 million, respectively, in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2018 and 2019, respectively. The Company recognized a $0.1 million loss in Accumulated Other Comprehensive Income ("AOCI") for the year ended December 31, 2019. For the year ended December 31, 2018, the Company recognized a $2.1 million gain in AOCI, net of a tax expense of $0.5 million.
In June 2018, the Company entered into a three-year interest rate cap with an $800.0 million notional value outstanding. This interest rate cap was effective beginning on August 28, 2018. The fair value of this interest rate contract included in other assets on the consolidated balance sheet as of December 31, 2018 and 2019 was $2.0 million and $0.0 million, respectively, and the Company recognized $0.9 million and $1.8 million, respectively, of interest expense in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2018 and 2019, respectively. The Company recognized a $2.7 million loss, net of a tax benefit of $0.6 million, in AOCI for the year ended December 31, 2018. The Company recognized a $0.3 million loss, net of a tax benefit of $0.1 million, in AOCI for the year ended December 31,
2019. The Company estimates that $1.8 million will be reclassified from AOCI to interest expense (as an increase to interest expense) in the next twelve months.
The changes in the fair value of derivatives that qualify as cash flow hedges are recorded in AOCI, and are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. Any ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. There was no ineffectiveness recorded in earnings for the year ended December 31, 2019.